INVESTMENTS, Investment at Fair Value through Profit or Loss (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Investment at fair value [Abstract]
At fair value through profit or loss		S/ 4,199,334	S/ 5,928,538
Mutual Funds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss	[1]	1,582,050	1,574,233
Investment Funds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss	[2]	885,574	531,847
Government Bonds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss	[3]	651,219	1,185,541
Colombian Government Bonds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		609,255	898,733
Chilean Government Bonds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		38,153	66,643
United States of America Government Bonds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		3,811	7,948
Peru Government Bonds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		0	211,571
Brazilian Government Bonds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		0	646
Restricted Mutual Funds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss	[4]	351,317	365,954
Central Bank of Chile Bonds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		202,986	32,761
Participation in RAL Fund [Member]
Investment at fair value [Abstract]
At fair value through profit or loss	[5]	167,781	323,139
Corporate Bonds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		103,330	172,857
Subordinated Bonds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		84,121	110,484
Shares [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		47,820	90,728
Multilateral Organization Bonds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		47,770	33,082
ETF (Exchange - Traded Fund) [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		25,042	105,305
Certificates of Deposit BCRP [Member]
Investment at fair value [Abstract]
At fair value through profit or loss	[6]	0	1,111,142
Hedge Funds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		280	176,816
Others [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		48,269	105,351
Balance Before Accrued Interest [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		4,197,559	5,919,240
Accrued Interest [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		S/ 1,775	S/ 9,298

[1]	As of December 31, 2022, the balance comprises mutual funds from Luxembourg, Bolivia, Peru, and other countries, which represent 64.2 percent, 23.5 percent, 4.8 percent, and 7.5 percent of the total, respectively. As of December 31, 2021, the balance comprises to mutual funds from Luxembourg, Bolivia, Ireland, and other countries, which represent 70.5 percent, 21.5 percent, 3.8 percent, and 4.2 percent of the total, respectively.
[2]	As of December 31, 2022, the balance mainly comprises investment funds in Peru, the United States of America, and Colombia, which represent 44.3 percent, 30.8 percent, and 15.5 percent, respectively, among other countries. As of December 31, 2021, the balance mainly comprises investment funds in Peru and the United States of America, which represented 40.6 percent and 55.6 percent, respectively.
[3]	As of December 31, 2022, and 2021 the balance of these instruments includes the following government treasury bonds:
[4]	The restricted mutual funds comprise the participation quotas in the private pension funds managed by Prima AFP and are maintained in compliance with the legal regulations in Peru. Their availability is restricted, and the yield received is the same as that received by the private pension funds managed.
[5]	As of December 31, 2022 these funds are approximately Bs218.7 million, equivalent to S/121.7 million, and US$12.1 million, equivalent to S/46.1 million. As of December 31, 2021, these funds amounted to approximately Bs346.1 million, equivalent to S/202.3 million, and US$30.3 million, equivalent to S/120.8 million; and include investments made by the Group in the Central Bank of Bolivia as a guarantee for deposits received from the public. These funds have restrictions on their use and are required of all banks in Bolivia.
[6]	As of December 31, 2021 the balance comprises 2,789 certificates of deposit for US$278.7 million, equivalent to S/1,111.1 million, which accrue interest at an effective annual rate of 0.67 percent to 0.70 percent, and with maturity from January to February 2022.